UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Nelson N. Lee
Capital International, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EMERGING MARKETS GROWTH FUND
Investment portfolio
March 31, 2010
unaudited

Equity securities		Value
	Shares	(000)

Asia-Pacific - 56.18%

China - 16.78%
361 Degrees International Ltd. (Hong Kong)	24,418,000	$19,153
AirMedia Group Inc. (ADR) (1)	460,103	2,876
Alibaba.com Ltd. (Hong Kong) (1)	14,394,500	28,959
Anhui Conch Cement Co. Ltd.	3,653,718	23,638
Anhui Conch Cement Co. Ltd. (Hong Kong)	5,025,000	33,202
ANTA Sports Products Ltd. (Hong Kong)	20,200,600	33,356
Bank of China Ltd. (Hong Kong)	278,170,000	148,329
BaWang International (Group) Holding Ltd. (Hong Kong) (1)	57,086,000	42,719
Beijing Enterprises Holdings Ltd. (Hong Kong)	7,929,500	55,100
BYD Co. Ltd. (Hong Kong) (1)	16,849,700	167,868
Changyou.com Ltd., Class A (ADR) (1)	414,900	12,779
China Construction Bank Corp. (Hong Kong)	111,052,600	90,970
China Dongxiang (Group) Co. Ltd. (Hong Kong)	37,013,000	26,697
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	19,443,600	42,975
China Life Insurance Co. Ltd.	1,407,973	5,875
China Life Insurance Co. Ltd. (Hong Kong)	2,172,000	10,407
China Longyuan Power Group Corp. Ltd. (Hong Kong) (1)	16,979,000	20,120
China Mengniu Dairy Co. (Hong Kong) (1)	14,666,000	45,713
China Mobile Ltd. (Hong Kong)	4,548,500	43,763
China National Offshore Oil Corp. (Hong Kong)	7,974,000	13,126
China Overseas Land & Investment Ltd. (Hong Kong)	18,003,206	40,672
China Railway Construction Corp. Ltd.	543,800	672
China Railway Construction Corp. Ltd. (Hong Kong)	64,166,000	79,092
China Railway Group Ltd. (Hong Kong) (1)	11,951,000	8,620
China Resources Enterprise Ltd. (Hong Kong)	2,540,000	9,438
China Resources Land Ltd. (Hong Kong)	1,867,000	4,059
China Shanshui Cement Group Ltd. (Hong Kong)	93,071,000	52,026
China Shenhua Energy Co. Ltd.	1,309,200	5,543
China Shenhua Energy Co. Ltd. (Hong Kong)	65,163,000	281,584
China Vanke Co. Ltd.	1,527,100	2,125
China Yurun Food Group Ltd. (Hong Kong)	12,044,000	36,765
Ctrip.com International, Ltd. (ADR) (1)	854,660	33,503
Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong) (1)	15,126,000	21
GCL-Poly Energy Holdings Ltd. (Hong Kong)	46,284,000	10,849
Giant Interactive Group Inc. (ADR) (1)	2,032,800	15,449
GOME Electrical Appliances Holding Ltd. (Hong Kong) (1)	16,714,930	5,619
Hengan International Group Co. Ltd. (Hong Kong)	3,817,500	28,469
Hopewell Highway Infrastructure Ltd. (Hong Kong)	4,088,400	2,791
Industrial and Commercial Bank of China Ltd.	19,000,000	13,862
Industrial and Commercial Bank of China Ltd. (Hong Kong)	240,705,000	183,536
Kingboard Chemical Holdings Ltd. (Hong Kong)	6,744,500	30,708
Kingboard Laminates Holdings Ltd. (Hong Kong)	16,909,500	14,745
Lenovo Group Ltd. (Hong Kong)	7,116,000	4,913
Li Ning Co. Ltd. (Hong Kong)	24,968,500	90,528
Mindray Medical International Ltd., Class A (ADR)	159,300	5,802
Minth Group Ltd. (Hong Kong)	10,284,000	17,219
NetDragon Websoft Inc. (Hong Kong)	6,497,500	3,749
NetEase.com, Inc. (ADR) (1)	347,300	12,319
New Oriental Education & Technology Group Inc. (ADR) (1)	158,500	13,553
Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	34,417,200	57,539
Parkson Retail Group Ltd. (Hong Kong)	7,067,000	12,197
Perfect World Co. Ltd., Class B (ADR) (1)	801,000	29,997
Ports Design Ltd. (Hong Kong)	5,845,500	14,832
Qinghai Salt Lake Potash Co. Ltd.	824,000	6,143
Semiconductor Manufacturing International Corp. (Hong Kong) (1)	134,509,000	17,325
Shanda Games Ltd., Class A (ADR) (1)	1,224,300	8,815
Shanghai Forte Land Co. Ltd. (Hong Kong)	7,550,000	2,382
Shanghai Prime Machinery Co. Ltd. (Hong Kong)	20,880,000	4,303
Shanghai Zhixin Electric Co. Ltd.	4,305,267	10,369
Sino-Ocean Land Holdings Ltd. (Hong Kong)	16,195,000	14,268
Suntech Power Holdings Co. Ltd. (ADR) (1)	1,837,800	25,766
Tencent Holdings Ltd. (Hong Kong)	4,366,300	87,618
Tingyi (Cayman Islands) Holding Corp. (Hong Kong)	11,094,000	26,235
Weichai Power Co. Ltd. (Hong Kong)	10,057,600	84,202
Wumart Stores, Inc. (Hong Kong)	21,931,384	44,236
Xinao Gas Holdings Ltd. (Hong Kong)	4,630,000	11,831
Zhuzhou CSR Times Electric Co. Ltd. (Hong Kong)	5,717,000	10,839
		2,344,753

Hong Kong - 1.32%
ASM Pacific Technology Ltd.	1,907,700	18,072
BOC Hong Kong (Holdings) Ltd.	3,598,500	8,584
First Pacific Co. Ltd.	71,487,658	46,314
Hopewell Holdings Ltd.	12,085,000	35,800
Longfor Properties Co. Ltd. (1)	67,503,000	75,989
		184,759

India - 10.80%
Ambuja Cements Ltd.	7,274,930	19,453
Apollo Hospitals Enterprise Ltd.	1,222,966	19,907
Apollo Hospitals Enterprise Ltd. (GDR)	233,800	3,806
Bharat Electronics Ltd.	380,971	18,721
Bharat Heavy Electricals Ltd.	693,858	37,010
Bharti Airtel Ltd.	28,320,760	197,493
Colgate-Palmolive Ltd.	424,489	6,396
Cox and Kings Ltd. (1)	1,624,647	17,448
Cummins India Ltd.	1,182,073	13,538
DLF Ltd.	25,660,291	176,851
Everest Kanto Cylinder Ltd.	3,299,069	8,925
Future Capital Holdings Ltd. (1)	646,417	2,663
GMR Infrastructure Ltd. (1)	5,784,000	8,091
HDFC Bank Ltd.	1,535,913	66,258
HDFC Bank Ltd. (ADR)	1,600	223
Hindustan Unilever Ltd.	1,285,755	6,872
Housing Development Finance Corp. Ltd.	1,755,095	106,402
ICICI Bank Ltd.	1,836,470	39,028
ICICI Bank Ltd. (ADR)	1,136,100	48,511
Infosys Technologies Ltd.	568,267	33,167
Infrastructure Development Finance Co. Ltd.	18,377,391	65,994
ITC Ltd.	865,340	5,079
IVRCL Infrastructures & Projects Ltd.	3,033,944	11,237
Jain Irrigation Systems Ltd.	2,598,153	55,685
McLeod Russel India Ltd.	3,634,012	21,936
Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000) (1) (2)	284,195	19,283
Reliance Industries Ltd.	12,806,532	306,948
Sanghvi Movers Ltd.	952,679	4,385
Shopper's Stop Ltd. (1)	1,005,300	9,009
Shree Cement Ltd.	35,300	1,860
Sobha Developers Ltd.	3,594,606	22,079
Sun Pharmaceutical Industries Ltd.	196,010	7,837
United Spirits Ltd.	4,755,477	140,202
Wipro Ltd.	365,778	5,769
		1,508,066

Indonesia - 2.51%
PT Astra International Tbk	21,647,800	99,840
PT Bank Mandiri (Persero) Tbk	44,770,000	26,364
PT Bank Rakyat Indonesia (Persero) Tbk	53,054,500	48,178
PT Indocement Tunggal Prakarsa Tbk	39,082,500	61,301
PT Indosat Tbk	28,192,000	17,067
PT Semen Gresik (Persero) Tbk	117,380,500	94,318
PT Surya Citra Media Tbk	38,277,500	3,581
		350,649

Kazakhstan - 0.00%
JSC KazMunaiGas Exploration Production	1	-

Malaysia - 3.37%
Astro All Asia Networks PLC	6,357,300	8,355
CIMB Group Holdings Bhd.	41,153,849	177,672
Eastern & Oriental Bhd. (1)	7,469,930	2,236
Genting Bhd.	21,644,200	43,864
IJM Corp. Bhd.	46,943,279	70,342
IJM Corp. Bhd., warrants, expire October 24, 2014 (1)	4,694,327	1,629
IOI Corp. Bhd.	6,961,475	11,522
Maxis Bhd.	37,140,800	60,899
Naim Cendera Holdings Bhd.	11,661,500	12,389
S P Setia Bhd.	12,479,150	16,017
StemLife Bhd. (3)	8,331,900	908
Tanjong PLC	11,716,800	64,544
		470,377

Pakistan - 0.09%
Oil and Gas Development Co. Ltd. (GDR)	791,800	12,232

Philippines - 1.20%
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (2)	724,790	-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (2)	241,431	-
Energy Development Corp. (3)	946,424,750	104,925
International Container Terminal Services, Inc.	29,660,688	15,291
Philippine Airlines, Inc. (acquired 3/31/97, cost: $0) (1) (2)	68,631,450	-
Philippine Long Distance Telephone Co.	311,320	16,705
Philippine Long Distance Telephone Co. (ADR)	227,900	12,143
SM Investments Corp.	2,313,829	18,983
		168,047

Singapore - 1.06%
Ascendas India Trust	28,651,500	19,876
CapitaMalls Asia Ltd. (1)	17,709,000	28,622
CapitaRetail China Trust	8,476,000	7,455
Noble Group Ltd.	6,479,000	14,178
Olam International Ltd.	3,331,190	6,171
Wilmar International Ltd.	14,893,420	71,362
		147,664

South Korea - 9.85%
Cheil Worldwide Inc.	29,090	8,615
Hankook Tire Co., Ltd.	3,261,440	61,844
Hite Brewery Co., Ltd.	289,018	36,408
Hyundai Mobis Co., Ltd.	413,650	54,851
Korea Exchange Bank	3,214,560	38,363
Korean Reinsurance Co.	869,925	7,690
KT&G Corp.	934,307	51,704
LG Chem, Ltd.	1,220,650	259,518
LG Electronics Inc.	224,128	22,785
LG Electronics Inc., nonvoting preferred	557,688	22,185
LG Fashion Corp.	685,160	16,838
LG Telecom Ltd.	754,408	5,149
Macquarie Korea Infrastructure Fund (GDR)	1,303,200	5,524
Megastudy Co., Ltd.	35,219	5,807
NHN Corp. (1)	457,791	72,845
OCI Co. Ltd.	155,300	27,046
Samsung Electronics Co., Ltd.	278,438	201,346
Samsung Electronics Co., Ltd. (GDR)	702,238	258,072
Shinhan Financial Group Co., Ltd.	1,929,063	75,802
SK Telecom Co., Ltd.	247,730	37,996
SK Telecom Co., Ltd. (ADR)	3,559,800	61,442
S-Oil Corp.	885,740	44,632
		1,376,462

Sri Lanka - 0.06%
Dialog Telekom Ltd. (1)	136,365,280	8,074

Taiwan - 6.94%
Acer Inc.	33,953,950	100,374
Cathay Financial Holding Co., Ltd. (1)	34,262,000	57,229
CTCI Corp.	18,759,000	19,599
Delta Electronics, Inc.	28,516,874	90,323
Epistar Corp.	674,000	2,241
Epistar Corp. (GDR) (1)	391,000	6,500
Hon Hai Precision Industry Co., Ltd.	25,450,726	110,289
Hon Hai Precision Industry Co., Ltd. (GDR)	1,572,111	14,416
HTC Corp.	3,386,994	39,602
MediaTek Inc.	6,174,305	107,218
Phison Electronics Corp.	1,945,656	15,759
President Chain Store Corp.	5,728,299	14,298
SinoPac Financial Holdings Co., Ltd. (1)	33,939,000	12,087
Synnex Technology International Corp.	15,779,689	34,812
Taiwan Cement Corp.	44,212,526	41,732
Taiwan Mobile Co., Ltd.	25,921,422	48,853
Taiwan Semiconductor Manufacturing Co., Ltd.	102,124,680	197,941
TECO Electric & Machinery Co., Ltd.	16,599,000	7,298
Tripod Technology Corp.	14,343,877	48,596
		969,167

Thailand - 2.16%
Advanced Info Service PCL	5,634,800	15,037
Banpu PCL	11,318,400	216,422
Banpu PCL, nonvoting depository receipt	106,200	2,004
Bumrungrad Hospital PCL (3)	43,774,600	41,648
CP ALL PCL (1)	24,962,800	21,240
Esso (Thailand) PCL	25,502,700	5,720
		302,071

Vietnam - 0.04%
Vietnam Enterprise Investments Ltd., redeemable (acquired 9/20/01, cost: $4,515,000) (1) (2)	1,630,227	2,885
Vietnam Resource Investment (Holdings) Ltd. (acquired 6/15/07, cost: $11,302,000) (1) (2)	1,108,000	2,770
Vietnam Resource Investment (Holdings) Ltd., warrants, expire June 18, 2010 (acquired 6/15/07, cost: $0) (1) (2)	110,800	1
		5,656

Latin America - 19.18%

Argentina - 0.00%
Grupo Financiero Galicia SA, Class B (1)	5	-

Brazil - 11.90%
ALL - América Latina Logística SA, units	8,255,240	75,617
Anhanguera Educacional Participações SA, units (1)	1,597,200	23,148
Banco Santander (Brasil) SA, units (ADR)	1,009,500	12,548
Bradespar SA, preferred nominative	945,000	23,340
Centrais Elétricas Brasileiras SA - ELETROBRÁS, ordinary nominative	844,000	12,426
Centrais Elétricas Brasileiras SA - ELETROBRÁS, ordinary nominative (ADR)	389,134	5,837
CESP - Cia. Energética de São Paulo, Class B, preferred nominative	5,860,560	80,622
Cia. de Bebidas das Américas - AmBev, preferred nominative	7,157	656
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	320,600	29,386
Cia. de Concessões Rodoviárias, ordinary nominative	4,237,200	94,031
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	3,475,406	57,653
Cielo SA, ordinary nominative	4,194,100	39,478
Dufry South America Ltd. (BDR)	2,491,800	48,225
Eletropaulo Metropolitana Eletricidade de São Paulo SA, Class B, preferred nominative	1,238,900	27,145
Hypermarcas SA, ordinary nominative (1)	13,384,700	163,595
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,073,390	89,574
Itaúsa - Investimentos Itaú SA, preferred nominative	19,604,427	134,185
Light SA, ordinary nominative	2,571,700	34,786
Marfrig Alimentos SA, ordinary nominative	7,576,240	86,598
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $11,955,000) (1) (2) (3) (4)	27,000,000	-
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	3,653,900	162,562
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	930,100	36,823
Telemar Norte Leste SA, Class A, preferred nominative	300,800	8,470
Tele Norte Leste Participações SA, preferred nominative	1,219,200	21,589
Tele Norte Leste Participações SA, preferred nominative (ADR)	2,192,600	38,721
TIM Participações SA, ordinary nominative (1)	14,623,721	57,525
TOTVS SA, ordinary nominative	198,200	12,473
Usinas Siderúrgicas de Minas Gerais SA - USIMINAS, ordinary nominative	241,050	8,445
Usinas Siderúrgicas de Minas Gerais SA - USIMINAS, Class A, preferred nominative	927,870	31,765
Vale SA, ordinary nominative (ADR)	8,400	270
Vale SA, Class A, preferred nominative	162,800	4,533
Vale SA, Class A, preferred nominative (ADR)	7,770,724	215,715
Wilson Sons Ltd. (BDR)	1,882,300	24,699
		1,662,440

Chile - 0.82%
Enersis SA (ADR)	2,712,675	54,226
Ripley Corp SA	1,661,296	1,390
S.A.C.I. Falabella	10,041,402	58,941
		114,557

Mexico - 6.46%
Alsea, SAB de CV, Series A	5,649,400	6,125
América Móvil, SAB de CV, Series L (ADR)	7,931,431	399,268
Bolsa Mexicana de Valores, SAB de CV, Series A (1)	7,705,600	12,207
Carso Infraestructura y Construcción SAB de CV, Series B-1 (1)	57,009,700	39,250
CEMEX, SAB de CV, ordinary participation certificates, units (ADR) (1)	5,209,325	53,187
Empresas ICA, SAB de CV, ordinary participation certificates (1)	3,252,651	8,321
Grupo Financiero Inbursa, SAB de CV	24,558,557	84,243
Grupo Modelo, SAB de CV, Series C (1)	3,225,600	18,967
Impulsora del Desarrollo y el Empleo en América Latina, SAB de CV, Series B-1 (1)	41,425,500	58,114
Kimberly-Clark de México, SAB de CV, Series A	14,505,750	82,278
Teléfonos de México, SAB de CV, Series L	2,004,300	1,570
Teléfonos de México, SAB de CV, Series L (ADR)	6,824,100	106,456
Telmex Internacional, SAB de CV, Series L	11,377,600	11,018
Telmex Internacional, SAB de CV, Series L (ADR)	1,087,337	20,964
		901,968

Eastern Europe and Middle East - 10.48%

Czech Republic - 0.87%
ČEZ, AS	363,938	17,241
Komercní banka, AS	163,624	33,301
Telefónica O2 Czech Republic, AS	3,022,100	70,776
		121,318

Hungary - 0.09%
Magyar Telekom Telecommunications PLC	3,116,035	12,750

Israel - 1.55%
Bezeq - The Israel Telecommunication Corp. Ltd.	35,415,300	100,598
Cellcom Israel Ltd.	1,181,533	40,725
Israel Chemicals Ltd.	1,316,410	17,823
Partner Communications Co. Ltd.	1,605,304	36,079
Partner Communications Co. Ltd. (ADR)	112,000	2,530
Shufersal Ltd.	3,233,940	19,081
		216,836

Oman - 0.16%
BankMuscat (SAOG) (GDR) (1)	750,832	8,152
BankMuscat (SAOG) (GDR)	1,289,800	13,736
		21,888

Poland - 1.17%
Bank Pekao SA (1)	1,065,489	62,038
Telekomunikacja Polska SA	17,758,500	100,970
		163,008

Russian Federation - 5.38%
Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost: $6,902,000) (2) (3) (4) (5)	11,783,118	17,782
Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost: $20,548,000) (2) (3) (4) (5)	21,690,364	26,801
Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost: $7,891,000) (1) (2) (3) (4) (5)	8,252,671	6,585
Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost: $12,550,000) (1) (2) (3) (4) (5)	15,205,976	12,767
Evraz Group SA (GDR) (1)	1,304,482	51,828
New Century Capital Partners, LP (acquired 12/7/95, cost: $951,000) (1) (2) (4)	5,247,900	6,034
OAO Gazprom	1,334,000	7,797
OAO Gazprom (ADR)	13,994,700	326,496
OAO TMK (GDR) (1)	247,400	5,109
OJSC Bank Saint Petersburg, Class A, 13.50% convertible preferred May 15, 2013	4,547,800	19,429
OJSC Holding Co. Sibirskiy Cement (1)	693,300	16,743
OJSC M.video (1)	1,613,870	8,712
OJSC Magnit	572,564	50,035
OJSC Magnit (GDR)	3,050,700	56,499
OJSC Magnitogorsk Iron and Steel Works (GDR) (1)	645,200	7,820
OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR) (1)	3,504,670	64,553
OJSC Novolipetsk Steel (GDR) (1)	302,350	10,476
OJSC Pharmstandard (GDR) (1)	347,100	8,643
OJSC Rostelecom (ADR)	741,900	22,193
X5 Retail Group NV (GDR) (1)	728,834	25,364
		751,666

Saudi Arabia - 0.08%
Almarai Co., PALMS issued by HSBC Bank plc, expires March 27, 2012 (acquired 11/23/09, cost: $9,178,000) (1) (2)	211,500	10,871

Turkey - 1.18%
Aktaş Elektrik Ticaret AŞ (1)	4,273	-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	5,914,218	62,350
Coca-Cola İçecek AŞ, Class C	1,300,245	11,052
Haci Ömer Sabanci Holding AŞ	971,011	4,159
Selçuk Ecza Deposu Ticaret ve Sanayi AŞ, Class B	823,420	1,497
Türk Telekomünikasyon AŞ, Class D	23,170,328	77,860
Türkiye Garanti Bankasi AŞ	1,732,866	8,107
		165,025

Africa - 5.35%

Egypt - 0.25%
Commercial International Bank (Egypt) S.A.E.	1,147,716	13,557
Egyptian Company for Mobile Services S.A.E.	144,473	5,618
Orascom Construction Industries Co.	48,108	2,311
Orascom Construction Industries Co. (GDR)	299,205	14,245
		35,731

Morocco - 0.08%
Holcim (Maroc) SA	46,585	11,956

South Africa - 5.02%
AngloGold Ashanti Ltd.	1,606,197	61,405
AngloGold Ashanti Ltd. (ADR)	1,706,297	64,754
Anglo Platinum Ltd. (1)	173,543	17,663
Group Five Ltd.	2,441,400	12,458
Harmony Gold Mining Co. Ltd.	900,002	8,517
Harmony Gold Mining Co. Ltd. (ADR)	742,413	7,038
Impala Platinum Holdings Ltd.	1,207,787	35,550
MTN Group Ltd.	6,403,401	98,643
Mvelaphanda Resources Ltd. (1)	2,578,176	16,135
Pretoria Portland Cement Co. Ltd.	3,254,414	15,309
Sappi Ltd. (1)	6,616,934	29,487
Sappi Ltd. (ADR) (1)	1,308,900	5,825
Sasol Ltd.	4,114,011	171,300
Sasol Ltd. (ADR)	1,345,500	55,529
Shoprite Holdings Ltd.	905,004	9,049
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $3,767,000) (1) (2) (3) (4) (5)	27,594,065	20,842
Standard Bank Group Ltd.	446,800	7,043
Telkom SA Ltd.	4,567,441	21,454
Truworths International Ltd.	4,034,482	29,022
Wilson Bayly Holmes - Ovcon Ltd.	857,080	13,975
		700,998

Other markets - 3.98%

Australia - 0.68%
Aquarius Platinum Ltd.	8,539,334	55,852
Paladin Energy Ltd (1)	10,770,668	39,030
		94,882

Canada - 0.59%
Banro Corp. (1) (3)	6,230,500	13,319
Banro Corp., warrants, expire September 17, 2011 (1) (3)	204,900	131
Centerra Gold Inc. (1)	3,439,200	45,061
CIC Energy Corp. (1)	1,247,800	2,040
Farallon Mining Ltd. (1)	18,121,300	10,890
Katanga Mining Ltd. (1)	337,907	287
Platmin Ltd. (1)	1,186,900	1,602
Platmin Ltd. (CDI) (1)	6,481,100	8,563
		81,893

United Kingdom - 1.32%
Anglo American PLC (1)	2,433,900	106,227
Ferrexpo PLC	2,981,893	17,004
Gem Diamonds Ltd. (1)	5,524,029	20,804
Kazakhmys PLC (1)	258,790	6,001
Lonrho PLC (1) (3)	52,947,100	10,252
Namakwa Diamonds Ltd. (1)	3,605,500	1,752
Petra Diamonds Ltd. (CDI) (1)	12,730,000	14,112
Volga Gas PLC (1)	2,618,946	8,133
		184,285

United States of America - 0.84%
Freeport-McMoRan Copper & Gold Inc.	141,105	11,788
Freeport-McMoRan Copper & Gold Inc., 6.75% convertible preferred May 1, 2010	53,400	6,193
Genpact Ltd. (1)	5,896,902	98,891
		116,872

Multinational - 0.55%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $5,834,000) (2) (3) (4) (5)	55,999,402	8,243
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost:$37,871,000) (2) (3) (4) (5)	48,622,698	46,974
International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000) (1) (2) (3)	609,873	3,434
International Hospital Corp. Holding NV, convertible preferred (acquired 2/12/07, cost: $2,336,000) (1) (2) (3)	318,677	2,336
International Hospital Corp. Holding NV, warrants, expire June 30, 2011 (acquired 12/24/08, cost:$0) (1) (2) (3)	31,867	-
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (2) (3) (4)	279,240	518
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (2) (3) (4)	3,810,369	7,069
Pan-African Investment Partners II Ltd., Class A (acquired 6/20/08, cost: $11,883,000) (2) (3) (4) (5)	3,800	9,083
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $197,000) (1) (2) (3) (4)	600,000	25
		77,682

Miscellaneous - 1.54%
Equity securities in initial period of acquisition		215,007

Total equity securities (cost: $9,430,099,000)		13,509,610

Bonds and notes	Principal amount	Value
	(000)	(000)

Asia-Pacific - 0.05%

China - 0.02%
Fu Ji Food and Catering Services Holdings Ltd. 0% convertible bonds, October 18, 2010 (6)	CNY 93,400	$2,942

India - 0.02%
Rajesh Exports Ltd. 0% convertible bonds, February 21, 2012 (6)	$1,400	2,093

Malaysia - 0.01%
Eastern & Oriental Bhd. 8.00% convertible bonds, November 16, 2019	MYR 3,753	1,135

Latin America - 0.23%

Argentina - 0.10%
Republic of Argentina Index-Linked, Payment-in-Kind Bond, 9.452% December 31, 2033 (7)	ARS 63,752	14,550

Brazil - 0.03%
Banco BMG SA:
8.75% July 1, 2010	$917	934
8.75% July 1, 2010 (acquired 6/22/05, cost: $3,360,000) (2)	3,360	3,422
		4,356

Mexico - 0.10%
CEMEX, SAB de CV 4.875% convertible bonds, March 15, 2015 (acquired 3/25/10, cost: $12,919,000) (2)	12,826	13,291

Eastern Europe and Middle East - 0.09%

Russian Federation - 0.09%
OJSC VTB Bank Loan Participation Notes, 6.875% May 29, 2018	1,770	1,852
Sberbank (Savings Bank of the Russian Federation) Loan Participation Notes:
5.93% November 14, 2011	3,600	3,816
6.48% May 15, 2013	4,025	4,448
6.468% July 2, 2013	2,760	3,043
		13,159

Africa - 0.09%

South Africa - 0.09%
Edcon Pty Ltd. 3.90% June 15, 2014 (7)	EUR 12,070	12,617

Miscellaneous - 0.07%
Bonds and notes in initial period of acquisition	$140,764	10,003

Total bonds and notes (cost: $88,850,000)		74,146

Short-term securities	Principal amount	Value
	(000)	(000)

Corporate short-term notes - 1.90%
Bank of Nova Scotia 0.07% due 4/1/10	4,200	4,200
BNP Paribas SA 0.05% due 4/1/10	25,000	25,000
Crédit Agricole SA 0.145% due 4/5/10	50,000	49,999
Electricité de France SA 0.13% due 4/1/10	58,600	58,600
General Electric Co. 0.05% due 4/1/10	12,300	12,300
JPMorgan Chase & Co. 0.16% due 4/5/10	50,000	49,999
Medtronic, Inc. 0.13% due 4/5/10	20,000	20,000
Royal Bank of Canada 0.17% due 4/5-4/12/10	45,000	44,997
		265,095

Federal agency discount notes - 0.69%
Federal Home Loan Bank Discount Corp. 0.16% due 5/5/10	17,800	17,797
Federal National Mortgage Association 0.17%-0.24% due 6/2-9/27/10	48,800	48,760
International Bank for Reconstruction and Development 0.18% due 6/14/10	30,000	29,990
		96,547

Total short-term securities (cost: $361,643,000)		361,642

Total investment securities (cost: $9,880,592,000)		13,945,398
Other assets less liabilities (including forward currency contracts)		24,111

Net assets		$13,969,509

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located and no right to demand registration exists.  As of March 31, 2010, the total value and cost of such securities were $221,016,000 and $284,503,000, respectively, and the value represented 1.58% of net assets.

(3) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940.  This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities.  New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.

(4) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.  Therefore, the cost and market value may not be indicative of the private equity fund's performance.  For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.

(5) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(6) Represents a zero coupon security that may convert to a coupon-bearing security at a later date.
(7) Coupon rate may change periodically.

Abbreviations

Securities:
ADR - American Depositary Receipts
BDR - Brazilian Depositary Receipts
CDI - CREST Depository Interest
GDR - Global Depositary Receipts
PALMS - Participating Access Linked Middle Eastern Securities

Currencies other than U.S. dollars:
ARS - Argentine Peso
CNY - Chinese Renminbi
EUR - Euro
MYR - Malaysian Ringgit

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,513,052
Gross unrealized depreciation on investment securities	(677,393)
Net unrealized appreciation on investment securities	3,835,659
Cost of investment securities for federal income tax purposes	10,109,739

Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America.  The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table.  The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest.  However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income sector	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Equity securities
Asia-Pacific	$7,794,954	$33,718	$19,305	$7,847,977
Latin America	2,678,965	-	-	2,678,965
Eastern Europe / Middle East	1,360,635	32,759	69,968	1,463,362
Africa	727,843	-	20,842	748,685
Other markets	477,932	-	77,682	555,614
Miscellaneous securities	215,007	10,003	-	225,010
Bonds and notes	-	64,143	-	64,143
Short-term securities	-	361,642	-	361,642
Total	$13,255,336	$502,265	$187,797	$13,945,398

Forward currency contracts(*)	-	$(3,097)	-	$(3,097)

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions during the six months ended March 31, 2010 (dollars in thousands):

	Beginning value at 7/1/2009	Net sales	Net realized gain	Net unrealized appreciation	Net transfers into Level 3	Ending value at 3/31/2010
Investment securities	$167,172	$(8,723)	$6,022	$5,025	$18,301	$187,797

Net unrealized appreciation during the period on Level 3 investment securities held at 3/31/2010	$5,025

(*)Forward currency contracts are not included in the investment portfolio.

The fund owns an interest in multiple private equity funds, which are considered alternative investments in accordance with Accounting Standards Update (ASU) 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share.  The fund is permitted to use the Net Asset Value (NAV) of the private equity funds to determine the fair value of the investment in the funds as such funds do not have a readily determinable fair value and have attributes of an investment company (i.e. the primary business involves investment of pooled funds whereby ownership represents interests in partners’ capital to which a proportionate share of net assets is attributed).  Although the fund typically uses the NAV of the respective private equity funds to determine fair value of its investments, adjustments may be made to the NAV as a result of known company or market events, updated market pricing for underlying securities held in the private equity fund and/or fund transactions (i.e. drawdowns and distributions).

The following table lists the characteristics of the alternative investments held by the fund as of March 31, 2010 (dollars in thousands):

Investment type	Investment strategy	Fair value1	Unfunded commitment2	Remaining life3	Redemption terms
Private equity funds	Primarily private sector equity investments (i.e., expansion capital, buyouts) in emerging markets	$162,723	$72,781	1 to 9 years	Redemptions are not permitted. These funds distribute proceeds from the liquidation of underlying assets of the funds.

1Included as Level 3 securities in the table above presenting the fund’s valuation levels as of March 31, 2010.
2Unfunded capital commitments represent agreements which obligate the fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined.
3Represents the remaining life of the fund term or the estimated period of liquidation.

					Dividend
					and interest
	Beginning	Purchases/	Sales/	Ending	income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
Banro	6,435,400	-	-	6,435,400	$-	$13,450
Bumrungrad Hospital	43,774,600	-	-	43,774,600	1,006	41,648
Energy Development	780,051,000	195,012,750	28,639,000	946,424,750	-	104,925
Lonrho	40,521,200	12,425,900	-	52,947,100	-	10,252
StemLife	8,331,900	-	-	8,331,900	-	908

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund*	11,783,118	-	-	11,783,118	-	17,782
Baring Vostok Private Equity Fund III*	20,292,114	1,398,250	-	21,690,364	284	26,801
Baring Vostok Capital Partners IV*	10,771,271	12,687,376	-	23,458,647	-	19,352
Capital International Global Emerging Markets Private Equity Fund*	55,950,810	48,592	-	55,999,402	18	8,243
Capital International Private Equity Fund IV*	48,277,620	345,078	-	48,622,698	403	46,974
International Hospital	960,417	-	-	960,417	-	5,769
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	7,587
New GP Capital Partners*	27,000,000	-	-	27,000,000	-	-
Pan-African Investment Partners II	3,800	-	-	3,800	60	9,083
Pan Asia Special Opportunities Fund	600,000	-	-	600,000	-	25
South African Private Equity Fund III*	27,594,065	-	-	27,594,065	-	20,842

Unaffiliated issuers+:
CIC Energy	3,251,700	-	2,003,900	1,247,800	-	-
Dufry South America	3,716,500	46,000	1,270,700	2,491,800	11,644	-
McLeod Russel India	5,566,169	-	1,932,157	3,634,012	229	-
					$13,644	$333,641

*For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.
+Affiliated during the period but no longer affiliated at March 31, 2010.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: May 28, 2010

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: May 28, 2010